MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 5, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                              Morgan Stanley California Tax-Free Income Fund

File Nos. 811-04020; 02-91103

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Income Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, filed on April 29, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2010, accession number 0001104659-10-023353.

If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,
/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu, Esq.